Prepaid Expenses and Deposits	12 Months Ended
Dec. 31, 2020
Share Issue Costs [Member]
Prepaid Expenses and Deposits
6.	PREPAID EXPENSES AND DEPOSITS

	December 31, 2020	December 31, 2019
Deposits	$170,000	$4,443
Legal retainer	43,038	88,369
Prepaid expenses	-	5,005
	$213,038	$97,817

During the year-ended December 31, 2020, the Company entered into a land purchase agreement in relation to construction of a facility in Coachella, California. A deposit of $170,000 has been paid and the balance of the purchase price is subject to financing (see Note 15).